Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) (Parenthetical)				3 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Oct. 15, 2019	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Reverse stock splits	1:100 reverse stock splits	the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.	1:100 reverse stock splits	On October 15, 2019 and on June 30, 2020, the Company effectuated a 1-for-100 reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock.